COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Jan. 02, 2024
Subsidiary, Sale of Stock [Line Items]
Minimum period of piggy back registration rights	5 years
Maximum period of piggy back registration rights	7 years
Fee payable on aggregate gross proceeds (as percentage) Source2	4.50%
Aggregated gross proceeds amount of advisory fee payable	$ 5,175,000
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued		575,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Underwriting discount (in percentage)	1.00%
Underwriting discount	$ 1,150,000